Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Gross		$ 81,615	$ 68,196
Less: accumulated deprecation and amortization		(52,140)	(50,265)
Property Plant And Equipment Net	32,702	29,475	17,931
Land [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Gross		66	66
Building [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Gross		218	218
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Gross		3,640	3,492
Furniture, Fixtures and Equipment[Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Gross		15,720	16,606
Vehicles And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Gross		$ 61,971	$ 47,814